Exhibit 99.3

Exception Grades

Run Date - 6/23/2025 10:48:49 AM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
222559540		3158549148		32377746			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.				Reviewer Comment (2024-12-17): disclosure e- tracking shows [Redacted]received timely Buyer Comment (2024-12-17): Please attached Doc Tracking reflecting proof of receipt of the Initial [Redacted].	12/17/2024			1	C	A	C	A	C	A	C	A	C	A		MD	Second Home	Refinance - Rate/Term	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559660		3158549390		32433817			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [redacted], which was more than 3 business days after the application date of [redacted]. The property was not identified on [redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-12-24): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-12-24): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [redacted]	12/24/2024			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222559660		3158549390		32447969			Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Final 1003 not signed by borrowers.				Reviewer Comment (2025-01-02): e-signed final 1003 received Buyer Comment (2025-01-02): Loan is a Hybrid closing- Customer e-signed 1003	01/02/2025			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222697226		3158549150		32627096			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD (Asset) not provided		Missing final Seller CD or Closing Statement supporting equity on sold property.				Reviewer Comment (2025-01-14): seller [Redacted]received Buyer Comment (2025-01-14): Please see attached Seller [Redacted]	01/14/2025			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222697273		3158549155		32650598			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2025-01-15): Sufficient Cure Provided within 60 Days of Closing		01/15/2025		1		A		A		A		A		A		MD	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802044		3158549146		32790590			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The latest dated appraisal inspection date is [Redacted]. There was a FEMA disaster dated [Redacted]. Need a post-disaster inspection form indicating no damage to the subject property and must be dated after the disaster declaration.				Reviewer Comment (2025-02-06): PDI with inspection date of [Redacted] has been received showing no damage to the subject property. Disaster declaration does not currently have an end date. Buyer Comment (2025-02-06): Please review PDI	02/06/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802044		3158549146		32793335			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-02-05): Sufficient Cure Provided At Closing		02/05/2025		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223007267		3158549152		33010318			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The latest dated appraisal inspection date is [Redacted] There was a FEMA disaster dated [Redacted] Need a post-disaster inspection form indicating no damage to the subject property and must be dated after the disaster declaration				Reviewer Comment (2025-03-11): PDI with inspection date of [Redacted] showing no damage to the property has been received	03/11/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223007267		3158549152		33010469			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification secondary appraisal was delivered to borrower was not provided				Reviewer Comment (2025-03-12): appraisal receipt received Buyer Comment (2025-03-12): Do not concur - POR was in file at time of review	03/12/2025			1	B	A	B	A	B	A	B	A	B	A		FL	Second Home	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223152910		3158549156		33147012			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of primary appraisal delivery to the borrower was not located in the file.				Reviewer Comment (2025-04-01): proof of appraisal receipt received Buyer Comment (2025-04-01): Do not concur - POR only required for 1st appraisal which was provided	04/01/2025			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Refinance - Rate/Term		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223152910		3158549156		33147013			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of secondary appraisal delivery to the borrower was not located in the file.				Reviewer Comment (2025-04-01): proof of appraisal receipt received Buyer Comment (2025-04-01): Do not concur - POR was in file at time of review	04/01/2025			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Refinance - Rate/Term		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223152910		3158549156		33147015			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-03-31): Sufficient Cure Provided At Closing		03/31/2025		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223152930		3158549165		33145931			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Note amount is $[Redacted], and the estimated cost new is not disclosed on the appraisal. Based on hazard insurance coverage of $[Redacted], plus extended coverage of $[Redacted], for total coverage of $[Redacted], the loan is short of the required coverage by $[Redacted]. An Insurer's Replacement Cost Estimate was not in file.				Reviewer Comment (2025-05-12): RCE received, showing existing coverage is sufficient Buyer Comment (2025-05-12): RCE Buyer Comment (2025-05-12): Please review the RCE	05/12/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223152930		3158549165		33148358			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided						Reviewer Comment (2025-04-02): purchase contract received Buyer Comment (2025-04-02): Do not concur - Sales contract in file at time of review	04/02/2025			1	D	A	D	A	D	A	D	A	D	A		TX	Primary	Purchase		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279139		3158549384		33350642			Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Waterfall finding related to Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted]. The property was not identified [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-04-29): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-29): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/29/2025			1	B	A	B	A	B	A	B	A	B	A		NY	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279139		3158549384		33350645			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Loan Discount Points fee was not previously disclosed to the borrower on the Loan estimate but it appeared on the closing disclosure as $[Redacted] with no valid Change of Circumstance found in file and no cure provided to the borrower,				Reviewer Comment (2025-04-30): [Redacted] received a valid COC. Buyer Comment (2025-04-29): Do not Concur. Initial loan lock occurred [Redacted] with valid CICs for loan lock and discount points. The loan discount points disclosed $[Redacted] timely same day. Points decreased at closing. No violation or cure due back	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279139		3158549384		33350644			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted]. The property was not identified [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-04-29): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-29): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/29/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279139		3158549384		33350643			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	There was no cure was provided to the borrower, and the file did not contain a valid COC for the addition of the fee.				Reviewer Comment (2025-04-30): [Redacted] received a valid COC. Buyer Comment (2025-04-29): Do not Concur. Valid CICs occurred for product and appraised value [Redacted]. Premium pricing changed to positve points. Keep in mind Initial loan lock did not happen until [Redacted]. Points can float throughout the loan until this occurrs.	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279157	3158549413	33364677	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception of allowing the waiver of a second appraisal. Exception approved, with comp factors.	The qualifying DTI on the loan is at least
[redacted]% less than the guideline maximum.

Borrower has been employed in the same
industry for more than [redacted] years.

Borrower has verified disposable income of at
least $[redacted].

Borrower has worked in the same position
for more than [redacted] years.

Borrower's monthly reserves have been verified
and exceed the amount required based on the
guidelines by at least [redacted] months.

Borrowers made a down payment from their own
funds on this purchase transaction of at least
[redacted]% and $[redacted].

The Combined Loan to Value (CLTV) on the loan
is less than the guideline maximum by at least
[redacted]%.

The Loan to Value (LTV) on the loan is less than
the guideline maximum by at least [redacted]%.

The representative FICO score exceeds the
														guideline minimum by at least [redacted] points.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-29): Exception approved, with comp factors.			04/29/2025	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279157		3158549413		33364721			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. Insufficient or no cure was provided to the borrower.	The Recording Fee Total changed to $[redacted] on the Closing Disclosure dated [redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2025-05-05): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception." Buyer Comment (2025-05-01): Do Not Concur. This property was identified to be a [redacted] which has an increased recording fee. This was cured and the $[redacted]cure is sufficient for this.	05/05/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279157	3158549413	33364722	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal Re-Inspection fee changed to $[redacted] on the Loan Estimate dated [redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[redacted]) is insufficient to resolve all tolerance violations.	Reviewer Comment (2025-05-08): PCCD, refund check, LOX, and proof of mailing has been received

Buyer Comment (2025-05-08): Please see PCCD and proof of refund

Reviewer Comment (2025-05-06): [redacted] received lender system comments.  However, it does appear that the lender's knowledge that final inspection is required and not waived by underwriting was required for lender knowledge of change event is [redacted] which is 4 business days prior to the [redacted] and was not redisclosed within timing requirements.  Cure is due, Corrected CD, LOE to borrower, copy of cure refund and proof of mailing.

Buyer Comment (2025-05-06): Please see additional comments and timeline from system for the final inspection.  It took several days after the receipt of the first appraisal for the reviewers to complete their review, it was determined that a second appraisal was needed.  An exception was requested to waive the second appraisal, this was approved but a final inspection was still needed and this was then ordered and disclosed timely.

Reviewer Comment (2025-05-06): [redacted] Received COC dated [redacted]; however, Appraisal is dated [redacted] and Appraisal re-inspection fee is charged on LE dated [redacted] which is not within 3 days of the appraisal. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2025-05-05): Please see additional CIC for loan amount change and appraisal order for the final inspection.

Reviewer Comment (2025-05-05): [redacted] received rebuttal that both fees are same, however both fees are different and used for different purposes. We have 1004 dated [redacted] in file completed as "subject to" and final inspection fee added on [redacted] which is not within 3 days. Please provide valid COC with sufficient information for addition of final inspection fee. A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2025-05-01): Do Not Concur.  The fee was originally disclosed on the initial Loan Estimate for a full second appraisal for $[redacted] but only a final inspection was needed, not a full appraisal, so the fee was reduced to $[redacted] through closing. No cure required and the cure of $[redacted] is sufficient for the recording fee increase.
																			05/08/2025		2	C	B	C	B	C	B	C	B	C	B		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279228	3158549458	33353246	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]).	Amount Financed disclosed on Final Closing Disclosure is $[redacted]. Due Diligence Finance Charge is $[redacted]. There is a variance of $[redacted].	Reviewer Comment (2025-05-07): PCCD, refund check, LOX, and proof of mailing has been received

Buyer Comment (2025-05-07): Please see attached PCCD, refund, and proof of shipping

Reviewer Comment (2025-05-01): Prepaid amounts are $-[redacted].  Interest at -  -$[redacted], Title -
 Archive - $[redacted], Title - Courier - $[redacted], Title - Wire - $[redacted] for a total of $ $-[redacted].  Cure required is $[redacted] based on final CD page 5 finance charge.

Buyer Comment (2025-04-30): Do not Concur. Please see [redacted] calculations reflecting the negative prepaid amount. Amount Financed + Prepaids (found on the  TIL Disclosure Data screen (CTRL + Z) = Loan mount. No money due back. Do concur regarding the $[redacted] due back. Please verify cure amount.
																			05/07/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279228	3158549458	33353247	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Finance Charge disclosed on Final Closing Disclosure is $[redacted]. Due Diligence Finance Charge is $[redacted]. There is a variance of $[redacted].	Reviewer Comment (2025-05-07): PCCD, refund check, LOX, and proof of mailing has been received

Reviewer Comment (2025-05-01): Prepaid amounts are $-[redacted].  Interest at -  -$[redacted], Title -
 Archive - $[redacted], Title - Courier - $[redacted], Title - Wire - $[redacted] for a total of $ $-[redacted].  Cure required is $[redacted] based on final CD page 5 finance charge.

Buyer Comment (2025-04-30): Do not Concur. Please see [redacted] calculations reflecting the negative prepaid amount. Amount Financed + Prepaids (found on the  TIL Disclosure Data screen (CTRL + Z) = Loan mount. No money due back. Do concur regarding the $[redacted] due back. Please verify cure amount.
																			05/07/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279228		3158549458		33353248			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[redacted] exceeds tolerance of $-[redacted]. Insufficient or no cure was provided to the borrower.	Lender Credit disclosed as -$[redacted] on the initial Loan Estimate but disclosed as -$[redacted]on the Final Closing Disclosure. A valid change of circumstance not provided for credit decrease and no evidence of tolerance cure provided.				Reviewer Comment (2025-05-02): [redacted] received COC dated [redacted]. Buyer Comment (2025-04-30): Do not Concur. Expiration change and valid CIC for loan points occurred on [redacted] to decrease prem pricing to $[redacted]. CDv3 disclosed timely same day	05/02/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279259		3158549495		33383033			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Appraisal Report dated [redacted], missing evidence of receipt. Presumed receipt date would not have been at least 3 business days prior to closing.				Reviewer Comment (2025-05-01): proof of appraisal receipt has been received Buyer Comment (2025-05-01): Do Not Concur. Please see system screen when the appraisal was received electronically.	05/01/2025			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279259		3158549495		33383041			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [redacted], which was more than 3 business days after the application date of [redacted]. The property was not identified on [redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-05-01): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-05-01): Do Not Concur. Loan was an [redacted] and once the property address (completing the 6th piece of TRID data) was received after the customer found the home they intended to purchase, the Initial LE was issued timely.	05/01/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279259	3158549495	33383081	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]).	Disclosed Amount Financed is $[redacted]. Due Diligence Amount Financed is $[redacted]. There is a variance of $[redacted].	Reviewer Comment (2025-05-08): PCCD, refund check, LOX, and proof of mailing has been received

Buyer Comment (2025-05-08): Please see PCCD and proof of refund

Reviewer Comment (2025-05-06): [redacted] received Final borrower settlement statement and LOE from settlement agent which states the Title-Extra Work fee of $[redacted] was not charge at closing. However, the Final CD reflects this fee.  If fees updated, a Corrected CD and LOE to borrower should be disclosed with updated fees matching the Final borrower Settlement Statement.  Currently, the Finance charge underdisclosure amount is $[redacted]. If fees were removed and not charged borrower at closing that are considered finance charges, then the underdisclosure amount will be retested.  Based on the fees noted, there would still be a cure due for underdisclosure.  Corrected CD, LOE to borrower, copy of cure refund for the total undeerdisclosure amount and proof of mailing would be required to cure.  Unable to determine the underdisclosure until a Corrected CD and LOE to borrower is provided with the fee updates matching the final settlement statement.

Buyer Comment (2025-05-06): Do Not Concur. Per Title the extra work fee of $[redacted] was not needed and refunded to buyer at closing, please confirm if this suffices and PCCD and refund of $[redacted] for the Concurrent Loan Escrow Fee (loan tie in fee) will be sufficient to cure.
																			05/08/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279259	3158549495	33383082	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Disclosed Finance Charge is $[redacted]. Due Diligence Finance Charge is $[redacted]. There is a variance of $-[redacted].	Reviewer Comment (2025-05-08): PCCD, refund check, LOX, and proof of mailing has been received

Buyer Comment (2025-05-08): Please see PCCD and proof of refund

Reviewer Comment (2025-05-06): [redacted] received Final borrower settlement statement and LOE from settlement agent which states the Title-Extra Work fee of $[redacted] was not charge at closing. However, the Final CD reflects this fee.  If fees updated, a Corrected CD and LOE to borrower should be disclosed with updated fees matching the Final borrower Settlement Statement.  Currently, the Finance charge underdisclosure amount is $[redacted]. If fees were removed and not charged borrower at closing that are considered finance charges, then the underdisclosure amount will be retested.  Based on the fees noted, there would still be a cure due for underdisclosure.  Corrected CD, LOE to borrower, copy of cure refund for the total undeerdisclosure amount and proof of mailing would be required to cure.  Unable to determine the underdisclosure until a Corrected CD and LOE to borrower is provided with the fee updates matching the final settlement statement.

Buyer Comment (2025-05-06): Do Not Concur. Per Title the extra work fee of $[redacted] was not needed and refunded to buyer at closing, please confirm if this suffices and PCCD and refund of $[redacted] for the Concurrent Loan Escrow Fee (loan tie in fee) will be sufficient to cure.
																			05/08/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes